Mineral Interests (Details) - CAD ($) $ / shares in Units, $ in Thousands			1 Months Ended								12 Months Ended
	Dec. 04, 2020	Dec. 12, 2001	Dec. 31, 2020	Dec. 31, 2017	Jun. 21, 2016	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2009	Dec. 31, 2002	Dec. 31, 2020	Dec. 31, 2019
Mineral Interests (Details) [Line Items]
Agreement, description	the Company entered into an agreement to sell, on a bought deal basis, 6,100,000 common shares of the Company, at US$17.25 per common share, for gross proceeds of US$105.0 million. As part of the agreement, the Company granted an option to the underwriters to sell up to an additional 610,000 common shares of the Company, at a price of US$17.25 per common share, for gross proceeds of US$10.5 million. The financing closed on December 9, 2020, and the underwriters fully exercised their option to purchase the additional common shares. In aggregate, 6,710,000 common shares were issued, at a price of US$17.25 per common share, for gross proceeds of US$115.7 million.
Purchased of interest, percentage											100.00%
KSM [Member]
Mineral Interests (Details) [Line Items]
Acquiree, description		the Company purchased a 100% interest in contiguous claim blocks in the Skeena Mining Division, British Columbia. The vendor maintains a 1% net smelter royalty interest on the project, subject to maximum aggregate royalty payments of $4.5 million. The Company is obligated to purchase the net smelter royalty interest for the price of $4.5 million in the event that a positive feasibility study demonstrates a 10% or higher internal rate of return after tax and financing costs.
Acquired claims, percentage									4.50%
Number of shares issued									100,000			50,000
Price per share									$ 17.30			$ 18.63
Fair value of shares									$ 1,700			$ 900
Agreement, description							the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.	the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.
Snowfield Property [Member]
Mineral Interests (Details) [Line Items]
Acquiree, description			the company purchased the Snowfield property from Pretium Resources Inc. The Snowfield property, located in the same valley that hosts KSM's Mitchell deposit, was purchased for US$100 million ($127.5 million) in cash, a 1.5% net smelter royalty on Snowfield property production, and a conditional payment of US$20 million, payable following the earlier of (i) commencement of commercial production from Snowfield property, and (ii) announcement by the Company of a bankable feasibility study which includes production of reserves from the Snowfield property. US$15 million of the conditional payment can be credited against future royalty payments.
Courageous Lake [Member]
Mineral Interests (Details) [Line Items]
Acquiree, description										the Company purchased a 100% interest in the Courageous Lake gold project from Newmont Canada Limited and Total Resources (Canada) Limited for US$2.5 million. The Courageous Lake gold project consists of mining leases located in Northwest Territories of Canada.
Snowstorm [Member]
Mineral Interests (Details) [Line Items]
Acquiree, description												the Company purchased the Goldstorm Project in northern Nevada from Mountain View Gold Corp. in exchange for 25,000 common shares of the Company at a fair value of $21.11 per common share for a total fair value of $0.5 million.
Purchased of interest, percentage				100.00%
Acquisition date, description				the Company purchased 100% of the common shares of Snowstorm Exploration LLC which owns the Snowstorm Project, located in northern Nevada. On the acquisition date, the Company issued 700,000 common shares, with a fair value of $14.39 per share and 500,000 common share purchase warrants with a fair value of $6.55 per common share purchase warrant for a combined fair value of $13.3 million. The common share purchase warrants are exercisable for four years from the date of acquisition, at $15.65 per share. In addition, the Company has agreed to make a conditional cash payment of US$2.5 million if exploration activities at the Snowstorm Project result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101 and a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources.
3 Aces [Member]
Mineral Interests (Details) [Line Items]
Acquiree, description											the Company acquired a 100% interest in the 3 Aces gold project in the Yukon, Canada from Golden Predator Mining Corp through the issuance of 300,000 common shares valued at $6.6 million. Should the project attain certain milestones, including the confirmation of a National Instrument 43-101 compliant mineral resource of 2.5 million ounces of gold and upon confirmation of an aggregate mineral resource of 5 million ounces of gold, the Company will potentially pay an additional $2.25 million.
Grassy Mountain [Member]
Mineral Interests (Details) [Line Items]
Purchased of interest, percentage						100.00%
Net book value						$ 771,000
Non-controlling interest, percentage						10.00%
Cash payment						$ 10,000
SnipGold Corp [Member] | Iskut [Member]
Mineral Interests (Details) [Line Items]
Purchased of interest, percentage					100.00%